Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		$ 4,069,950	$ 3,824,394
Accumulated depreciation and impairment at beginning of year		(2,640,262)	(2,505,868)
Cumulative effect adjustment	[1]		(758)
Additions		56,412	322,788	[2]
Disposals/retirements		(4,811)	(70,021)
Transfers from assets under construction
Reclassifications	[2]		(735)
Impact of foreign exchange		87,813	(5,718)
Cost at ending of year		4,209,364	4,069,950
Depreciation		(188,755)	(203,772)
Disposals/retirements		4,172	67,778
Reclassifications
Impact of foreign exchange		(20,435)	1,600
Accumulated depreciation and impairment at ending of year		(2,845,280)	(2,640,262)
Net carrying values
Net carrying values		1,364,084	1,429,688
Satellites [Member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		3,378,510	3,443,332
Accumulated depreciation and impairment at beginning of year		(2,445,367)	(2,322,929)
Cumulative effect adjustment	[1]
Additions				[2]
Disposals/retirements			(59,500)
Transfers from assets under construction
Reclassifications	[2]
Impact of foreign exchange		55,463	(5,322)
Cost at ending of year		3,433,973	3,378,510
Depreciation		(172,331)	(182,848)
Disposals/retirements			59,500
Reclassifications
Impact of foreign exchange		(18,734)	910
Accumulated depreciation and impairment at ending of year		(2,636,432)	(2,445,367)
Net carrying values
Net carrying values		797,541	933,143
Antennas, satellite control & communication equipment [Member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		171,785	164,054
Accumulated depreciation and impairment at beginning of year		(129,864)	(118,821)
Cumulative effect adjustment	[1]
Additions		56	261	[2]
Disposals/retirements		(1,415)	(2,812)
Transfers from assets under construction		1,862	5,948
Reclassifications	[2]		4,276
Impact of foreign exchange		2,296	58
Cost at ending of year		174,584	171,785
Depreciation		(8,786)	(10,121)
Disposals/retirements		1,414	2,627
Reclassifications			(3,667)
Impact of foreign exchange		(945)	118
Accumulated depreciation and impairment at ending of year		(138,181)	(129,864)
Net carrying values
Net carrying values		36,403	41,921
Building, equipment & other [Member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		85,735	91,738
Accumulated depreciation and impairment at beginning of year		(57,689)	(58,659)
Cumulative effect adjustment	[1]
Additions		865	631	[2]
Disposals/retirements		(2,464)	(4,949)
Transfers from assets under construction		1,526	3,913
Reclassifications	[2]		(5,047)
Impact of foreign exchange		558	(551)
Cost at ending of year		86,220	85,735
Depreciation		(4,313)	(7,817)
Disposals/retirements		2,296	4,231
Reclassifications			4,438
Impact of foreign exchange		(517)	118
Accumulated depreciation and impairment at ending of year		(60,223)	(57,689)
Net carrying values
Net carrying values		25,997	28,046
Right-of-use assets [Member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year	[3]	43,380	35,516
Accumulated depreciation and impairment at beginning of year	[3]	(7,342)	(5,459)
Cumulative effect adjustment	[1],[3]
Additions	[3]	921	10,074	[2]
Disposals/retirements	[3]	(932)	(2,760)
Transfers from assets under construction	[3]
Reclassifications	[2],[3]		771
Impact of foreign exchange	[3]	983	(221)
Cost at ending of year	[3]	44,352	43,380
Depreciation	[3]	(3,325)	(2,986)
Disposals/retirements	[3]	462	1,420
Reclassifications	[3]		(771)
Impact of foreign exchange	[3]	(239)	454
Accumulated depreciation and impairment at ending of year	[3]	(10,444)	(7,342)
Net carrying values
Net carrying values	[3]	33,908	36,038
Assets under construction [Member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		390,540	89,754
Accumulated depreciation and impairment at beginning of year
Cumulative effect adjustment	[1]		(758)
Additions		54,570	311,822	[2]
Disposals/retirements
Transfers from assets under construction		(3,388)	(9,861)
Reclassifications	[2]		(735)
Impact of foreign exchange		28,513	318
Cost at ending of year		470,235	390,540
Depreciation
Disposals/retirements
Reclassifications
Impact of foreign exchange
Accumulated depreciation and impairment at ending of year
Net carrying values
Net carrying values		$ 470,235	$ 390,540

[1]	A cumulative effect adjustment was recorded on January 1, 2021 to asset under construction, as a result of the change in accounting policy associated with SaaS (Note 3).
[2]	The change in accounting policy associated with SaaS also resulted in restatement of the following amounts to assets under construction (Note 3):
[3]	Right-of-use assets consisted primarily of property leases.